Income Taxes (Details) - Schedule of Aggregate Deferred Tax Assets - USD ($)	Sep. 30, 2024		Jun. 30, 2024		Jun. 30, 2023
Deferred tax assets:
Net operating loss carry forwards in U.S.	$ 1,887,754		$ 1,751,481		$ 1,177,486
Net operating loss carry forwards in Malaysia	5,327,253		5,288,159		4,927,995
Allowance for credit losses	56,072		51,157
Unrealized holding loss on marketable securities	200,734		173,957
Amortization of debt discount	156,403		156,403		70,415
Less: valuation allowance	(7,628,216)	[1]	(7,421,158)	[1],[2]	(6,175,896)	[2]
Deferred tax assets

[1]	Change in valuation allowance was amounted to $207,058 and $422,659 for the three months ended September 30, 2024 and 2023, respectively.
[2]	Change in valuation allowance was amounted to $1,245,262 and $2,492,329 for the years ended June 30, 2024 and 2023, respectively.